Gains or losses on financial assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 404	€ 869	€ 1,265
Gains or losses on financial assets and liabilities held for trading, net	1,252	2,456	(2,312)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	(85)	426	325
Gains or losses from hedge accounting, net	(11)	(23)	(48)
Gains/losses on financial assets and liabilities, net	1,560	3,728	(770)
Exchange differences, net	105	(1,627)	3,156
Financial assets available for sale
Financial instruments
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	472	861	891
Financial assets available for sale | Debt instruments
Financial instruments
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	316	464	760
Financial assets available for sale | Equity instruments
Financial instruments
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 156	€ 397	€ 131